Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 1,477	$ 1,148
Total	15,408	10,190
Cultivated Cannabis [Member]
Inventory [Line Items]
Work in progress	1,241	1,482
Harvested Cannabis And Extracts [Member]
Inventory [Line Items]
Work in progress	1,070	274
Cannabis Extracts [Member]
Inventory [Line Items]
Finished goods	11,432	7,003
Other [Member]
Inventory [Line Items]
Finished goods	$ 188	$ 283